Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document and entity information [abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q2
Entity Registrant Name	ANHEUSER-BUSCH INBEV SA/NV
Entity Central Index Key	0001668717
Current Fiscal Year End Date	--12-31